Touchstone Diversified Small Cap Growth Fund (Prospectus Summary) | Touchstone Diversified Small Cap Growth Fund
TOUCHSTONE DIVERSIFIED SMALL CAP GROWTH FUND SUMMARY
The Fund's Investment Goal
The Touchstone Diversified Small Cap Growth Fund seeks long-term growth of capital.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for
Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's
Prospectus on page 31 and in the sections entitled "Choosing a Share Class"
on page 67 and "Other Purchase and Redemption Information" on page 71 in the
Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Diversified Small Cap Growth Fund (USD $)	Class A	Class C	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none
Wire Redemption Fee	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Diversified Small Cap Growth Fund		Class A	Class C	Class Y
Management Fees		1.05%	1.05%	1.05%
Distribution (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.89%	1.58%	0.54%
Total Annual Fund Operating Expenses		2.19%	3.63%	1.59%
Fee Waiver and/or Expense Reimbursement		(0.79%)	(1.48%)	(0.44%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.40%	2.15%	1.15%
[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.40%, 2.15% and 1.15% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect until at least July 29, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the fund's shareholders. Touchstone Advisors is entitled to recover, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming Redemption at End of Period
Expense Example Touchstone Diversified Small Cap Growth Fund (USD $)	Class A	Class C	Class Y
Expense Example, with Redemption, 1 Year	709	318	117
Expense Example, with Redemption, 3 Years	1,149	975	459
Expense Example, with Redemption, 5 Years	1,614	1,753	824
Expense Example, with Redemption, 10 Years	2,895	3,793	1,852

Assuming No Redemption
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone Diversified Small Cap Growth Fund Class C	218	975	1,753	3,793

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the
Fund's portfolio turnover rate was 65% of the average value of its portfolio.
The Fund's Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in the common stocks of small cap companies. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. A small cap company has a market capitalization of less than $2.5 billion or a market capitalization represented within the range of the Russell 2000 Index (between $101 million and $2.6 billion as of the latest reconstitution on May 31, 2012). The size of the companies in the
Russell 2000 Index will change with market conditions. The Fund will generally hold approximately 80 - 120 stocks.

The Fund will invest in securities that the sub-advisor, Fort Washington
Investment Advisors, Inc. ("Fort Washington"), believes will capitalize on inefficiencies that exist in the small cap growth market by focusing on:

o     Companies that are experiencing improving long-term or cyclical fundamental trends;

o     High quality, well-managed companies; and

o     Companies with competitive business models.

Fort Washington employs a four-step investment process:

1.   Proprietary Quantitative Selection Criteria - The small cap growth stock universe is analyzed through a quantitative model and stocks are given rankings along four dimensions: fundamental, risk, valuation and technical. This reduces the universe to a bullpen of approximately 300 stocks.

2.   Fundamental Research - Bottom-up fundamental research is conducted on the resulting bullpen of stocks along several dimensions, such as earnings drivers
(those factors that ultimately determine a company's ability to grow its earnings), business model (the strategy used in managing the business), and operating margins (the earnings a company produces before allocating interest expenses, taxes, depreciation, etc.).

3.   Team Review - A portfolio manager recommends stocks after performing the fundamental research. Each portfolio manager specializes in one or more economic sectors, and is responsible for making recommendations within that sector. The entire investment team reviews this recommendation, determining whether to add it to the Fund along with the corresponding position weight, if applicable.

4.   Portfolio Construction - The portfolio is constructed subject to guidelines and constraints. A risk overlay is added to ensure optimal positioning with respect to macroeconomic trends. Positions are consistently monitored and an annual intensive review is conducted to determine if drivers of growth are still present in each security.

The Fund may engage in frequent and active trading as part of its principal investment strategy.
The Principal Risks
The Fund's share price will fluctuate.  You could lose money on your investment in the Fund, and the Fund could also return less than other investments. The
Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Growth Investing Risk: The Fund may lose money because growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance.

Sector Focus Risk: A Fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Small Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the Russell 2000 Growth Index. The bar chart does not reflect any sales charges, which would reduce your return. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the
Fund's Statement of Additional Information. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting
www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Diversified Small Cap Growth Fund--Class A Total Returns as of December 31

Best Quarter: Worst Quarter: 2nd Quarter 2009 +17.07% 4th Quarter 2008 -28.14% The year to date return for the Fund's Class A shares as of June 30, 2012 is 5.03%.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other
Classes will vary.

Class A shares and Class Y shares began operations on September 6, 2006 and Class C shares began operations on August 1, 2007. The Class C shares performance was calculated using the historical performance of the Class A shares for the period from September 6, 2006 through July 31, 2007.
Performance for this period has been restated to reflect the impact of
Class C shares fees and expenses.
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns Touchstone Diversified Small Cap Growth Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A	Diversified Small Cap Growth Fund - Class A Return Before Taxes	(8.98%)	(0.49%)	1.34%	Sep. 06, 2006
Class A After Taxes on Distributions	Diversified Small Cap Growth Fund - Class A Return After Taxes on Distributions	(8.98%)	(1.06%)	0.79%	Sep. 06, 2006
Class A After Taxes on Distributions and Sales	Diversified Small Cap Growth Fund - Class A Return After Taxes on Distributions and Sale of Fund Shares	(5.84%)	(0.68%)	0.88%	Sep. 06, 2006
Class C	Diversified Small Cap Growth Fund - Class C Return Before Taxes	(5.17%)	(0.04%)	1.73%	Sep. 06, 2006
Class Y	Diversified Small Cap Growth Fund - Class Y Return Before Taxes	(3.24%)	0.92%	2.71%	Sep. 06, 2006
Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	(2.91%)	2.09%	3.51%	Sep. 06, 2006